UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Global High Income Fund

Class A: SGHAX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.94%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 15.12% (unadjusted for sales charges) for the period ended October 31, 2024. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 9.54% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 16.09%.

The Fund’s underperformance stemmed, in part, from its underweight in outperforming CCC and CC rated issues. On the other hand, an overweight and strong security selection in B rated issues contributed. The Fund also benefited from its positions in bonds that were upgraded to investment-grade status. The combination of an overweight in the United States and an underweight in Europe further benefited results.

Sector allocation detracted from performance, primarily due to underweights in retail, real estate, and information technology. On the other hand, overweights in the outperforming chemicals and cable/satellite sectors contributed. Security selection was a net contributor, led by the metals/mining and gaming industries.

At the individual security level, Teva Pharmaceutical Finance Netherlands BV (0.8%) was a top contributor. The bonds rose in price after the company made continued progress in addressing its legal liabilities, allowing it to focus on growth and deleveraging. HudBay Minerals, Inc. (0.2%), a beneficiary of rising copper prices, and TK Elevator,* which reported solid financial results, were further contributors of note.

On the other hand, the Fund’s positioning in the distressed networking infrastructure firm CommScope LLC/CommScope Technologies LLC (0.4%) detracted. The bonds gained after the company announced a $2.1 billion asset sale and preannounced strong earnings amid increasing signs of a cyclical recovery in broadband and data centers. An underweight in the distressed satellite TV provider Dish DBS Corp. / Dish Network Corp. (1.0%) — which moved higher on expectations the company would take a variety of steps favorable for bondholders — also detracted, as did an overweight in the Italian paper and packaging firm Pro-Gest SpA (0.1%).

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$16,081
$14,685
$10,230
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'14	$9,550	$10,000	$10,000
'14	$9,524	$9,963	$9,953
'14	$9,410	$9,895	$9,824
'15	$9,450	$9,879	$9,901
'15	$9,658	$9,799	$10,130
'15	$9,643	$9,705	$10,089
'15	$9,751	$9,808	$10,198
'15	$9,764	$9,633	$10,224
'15	$9,607	$9,590	$10,063
'15	$9,604	$9,612	$10,025
'15	$9,444	$9,623	$9,857
'15	$9,195	$9,672	$9,598
'15	$9,489	$9,693	$9,859
'15	$9,397	$9,532	$9,681
'15	$9,209	$9,583	$9,444
'16	$9,113	$9,666	$9,303
'16	$9,164	$9,881	$9,339
'16	$9,424	$10,148	$9,760
'16	$9,734	$10,283	$10,127
'16	$9,762	$10,145	$10,191
'16	$9,791	$10,441	$10,285
'16	$10,044	$10,520	$10,546
'16	$10,252	$10,469	$10,778
'16	$10,277	$10,527	$10,829
'16	$10,288	$10,234	$10,875
'16	$10,237	$9,828	$10,830
'16	$10,400	$9,783	$11,044
'17	$10,535	$9,893	$11,189
'17	$10,687	$9,940	$11,354
'17	$10,649	$9,955	$11,337
'17	$10,783	$10,067	$11,465
'17	$10,872	$10,223	$11,569
'17	$10,884	$10,214	$11,580
'17	$11,022	$10,386	$11,711
'17	$11,050	$10,489	$11,715
'17	$11,123	$10,394	$11,816
'17	$11,166	$10,355	$11,879
'17	$11,145	$10,470	$11,842
'17	$11,157	$10,506	$11,875
'18	$11,218	$10,631	$11,950
'18	$11,101	$10,537	$11,849
'18	$11,030	$10,649	$11,790
'18	$11,107	$10,479	$11,874
'18	$11,087	$10,399	$11,859
'18	$11,100	$10,353	$11,886
'18	$11,229	$10,336	$12,031
'18	$11,342	$10,346	$12,108
'18	$11,388	$10,257	$12,173
'18	$11,200	$10,143	$11,992
'18	$11,112	$10,174	$11,859
'18	$10,878	$10,380	$11,640
'19	$11,407	$10,538	$12,121
'19	$11,592	$10,477	$12,336
'19	$11,725	$10,609	$12,463
'19	$11,857	$10,577	$12,642
'19	$11,712	$10,720	$12,483
'19	$12,040	$10,958	$12,788
'19	$12,121	$10,928	$12,850
'19	$12,221	$11,150	$12,906
'19	$12,286	$11,036	$12,941
'19	$12,313	$11,110	$12,957
'19	$12,359	$11,026	$13,011
'19	$12,551	$11,090	$13,271
'20	$12,507	$11,232	$13,270
'20	$12,300	$11,307	$13,056
'20	$11,054	$11,054	$11,487
'20	$11,522	$11,271	$11,999
'20	$11,972	$11,320	$12,501
'20	$11,982	$11,421	$12,639
'20	$12,584	$11,785	$13,161
'20	$12,668	$11,767	$13,305
'20	$12,528	$11,725	$13,182
'20	$12,613	$11,736	$13,235
'20	$13,035	$11,949	$13,779
'20	$13,196	$12,110	$14,009
'21	$13,187	$12,003	$14,072
'21	$13,218	$11,797	$14,130
'21	$13,245	$11,570	$14,169
'21	$13,370	$11,716	$14,312
'21	$13,398	$11,826	$14,351
'21	$13,562	$11,722	$14,523
'21	$13,572	$11,878	$14,576
'21	$13,638	$11,828	$14,652
'21	$13,627	$11,618	$14,652
'21	$13,576	$11,590	$14,611
'21	$13,447	$11,556	$14,480
'21	$13,691	$11,540	$14,723
'22	$13,381	$11,303	$14,368
'22	$13,271	$11,169	$14,178
'22	$13,181	$10,829	$14,087
'22	$12,728	$10,236	$13,611
'22	$12,697	$10,264	$13,593
'22	$11,795	$9,934	$12,670
'22	$12,452	$10,145	$13,423
'22	$12,176	$9,745	$13,136
'22	$11,715	$9,244	$12,609
'22	$12,074	$9,181	$12,943
'22	$12,374	$9,613	$13,250
'22	$12,269	$9,665	$13,149
'23	$12,729	$9,982	$13,643
'23	$12,552	$9,650	$13,516
'23	$12,744	$9,955	$13,642
'23	$12,808	$9,999	$13,755
'23	$12,675	$9,804	$13,688
'23	$12,868	$9,803	$13,873
'23	$13,059	$9,871	$14,059
'23	$13,076	$9,736	$14,103
'23	$12,939	$9,452	$13,991
'23	$12,756	$9,339	$13,852
'23	$13,314	$9,809	$14,432
'23	$13,785	$10,217	$14,937
'24	$13,783	$10,076	$14,970
'24	$13,826	$9,950	$15,025
'24	$13,939	$10,004	$15,175
'24	$13,847	$9,752	$15,054
'24	$14,008	$9,880	$15,218
'24	$14,123	$9,894	$15,355
'24	$14,357	$10,167	$15,635
'24	$14,540	$10,408	$15,874
'24	$14,730	$10,585	$16,121
'24	$14,685	$10,230	$16,081

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial invesment of $9,550.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	15.12%	3.59%	4.40%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	9.94%	2.64%	3.92%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Cash Equivalents	4%
Exchange-Traded Funds	4%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.85% to 1.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-A

R-103421-1 (12/24)

DWS Global High Income Fund

Class C: SGHCX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.67%

Gross expense ratio as of the latest prospectus: 1.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 14.47% (unadjusted for sales charges) for the period ended October 31, 2024. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 9.54% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 16.09%.

The Fund’s underperformance stemmed, in part, from its underweight in outperforming CCC and CC rated issues. On the other hand, an overweight and strong security selection in B rated issues contributed. The Fund also benefited from its positions in bonds that were upgraded to investment-grade status. The combination of an overweight in the United States and an underweight in Europe further benefited results.

Sector allocation detracted from performance, primarily due to underweights in retail, real estate, and information technology. On the other hand, overweights in the outperforming chemicals and cable/satellite sectors contributed. Security selection was a net contributor, led by the metals/mining and gaming industries.

At the individual security level, Teva Pharmaceutical Finance Netherlands BV (0.8%) was a top contributor. The bonds rose in price after the company made continued progress in addressing its legal liabilities, allowing it to focus on growth and deleveraging. HudBay Minerals, Inc. (0.2%), a beneficiary of rising copper prices, and TK Elevator,* which reported solid financial results, were further contributors of note.

On the other hand, the Fund’s positioning in the distressed networking infrastructure firm CommScope LLC/CommScope Technologies LLC (0.4%) detracted. The bonds gained after the company announced a $2.1 billion asset sale and preannounced strong earnings amid increasing signs of a cyclical recovery in broadband and data centers. An underweight in the distressed satellite TV provider Dish DBS Corp. / Dish Network Corp. (1.0%) — which moved higher on expectations the company would take a variety of steps favorable for bondholders — also detracted, as did an overweight in the Italian paper and packaging firm Pro-Gest SpA (0.1%).

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$16,081
$14,328
$10,230
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class C	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'14	$10,000	$10,000	$10,000
'14	$9,967	$9,963	$9,953
'14	$9,828	$9,895	$9,824
'15	$9,878	$9,879	$9,901
'15	$10,075	$9,799	$10,130
'15	$10,067	$9,705	$10,089
'15	$10,160	$9,808	$10,198
'15	$10,182	$9,633	$10,224
'15	$10,013	$9,590	$10,063
'15	$9,988	$9,612	$10,025
'15	$9,816	$9,623	$9,857
'15	$9,567	$9,672	$9,598
'15	$9,850	$9,693	$9,859
'15	$9,749	$9,532	$9,681
'15	$9,564	$9,583	$9,444
'16	$9,459	$9,666	$9,303
'16	$9,507	$9,881	$9,339
'16	$9,754	$10,148	$9,760
'16	$10,068	$10,283	$10,127
'16	$10,106	$10,145	$10,191
'16	$10,114	$10,441	$10,285
'16	$10,369	$10,520	$10,546
'16	$10,592	$10,469	$10,778
'16	$10,612	$10,527	$10,829
'16	$10,617	$10,234	$10,875
'16	$10,558	$9,828	$10,830
'16	$10,703	$9,783	$11,044
'17	$10,850	$9,893	$11,189
'17	$11,000	$9,940	$11,354
'17	$10,956	$9,955	$11,337
'17	$11,072	$10,067	$11,465
'17	$11,173	$10,223	$11,569
'17	$11,163	$10,214	$11,580
'17	$11,313	$10,386	$11,711
'17	$11,335	$10,489	$11,715
'17	$11,403	$10,394	$11,816
'17	$11,439	$10,355	$11,879
'17	$11,412	$10,470	$11,842
'17	$11,417	$10,506	$11,875
'18	$11,472	$10,631	$11,950
'18	$11,346	$10,537	$11,849
'18	$11,250	$10,649	$11,790
'18	$11,322	$10,479	$11,874
'18	$11,311	$10,399	$11,859
'18	$11,318	$10,353	$11,886
'18	$11,442	$10,336	$12,031
'18	$11,532	$10,346	$12,108
'18	$11,590	$10,257	$12,173
'18	$11,391	$10,143	$11,992
'18	$11,278	$10,174	$11,859
'18	$11,033	$10,380	$11,640
'19	$11,577	$10,538	$12,121
'19	$11,757	$10,477	$12,336
'19	$11,867	$10,609	$12,463
'19	$11,994	$10,577	$12,642
'19	$11,857	$10,720	$12,483
'19	$12,181	$10,958	$12,788
'19	$12,255	$10,928	$12,850
'19	$12,349	$11,150	$12,906
'19	$12,388	$11,036	$12,941
'19	$12,426	$11,110	$12,957
'19	$12,466	$11,026	$13,011
'19	$12,650	$11,090	$13,271
'20	$12,598	$11,232	$13,270
'20	$12,382	$11,307	$13,056
'20	$11,126	$11,054	$11,487
'20	$11,570	$11,271	$11,999
'20	$12,033	$11,320	$12,501
'20	$12,017	$11,421	$12,639
'20	$12,631	$11,785	$13,161
'20	$12,689	$11,767	$13,305
'20	$12,542	$11,725	$13,182
'20	$12,637	$11,736	$13,235
'20	$13,051	$11,949	$13,779
'20	$13,204	$12,110	$14,009
'21	$13,186	$12,003	$14,072
'21	$13,209	$11,797	$14,130
'21	$13,228	$11,570	$14,169
'21	$13,344	$11,716	$14,312
'21	$13,364	$11,826	$14,351
'21	$13,500	$11,722	$14,523
'21	$13,520	$11,878	$14,576
'21	$13,578	$11,828	$14,652
'21	$13,539	$11,618	$14,652
'21	$13,499	$11,590	$14,611
'21	$13,344	$11,556	$14,480
'21	$13,596	$11,540	$14,723
'22	$13,262	$11,303	$14,368
'22	$13,146	$11,169	$14,178
'22	$13,048	$10,829	$14,087
'22	$12,593	$10,236	$13,611
'22	$12,576	$10,264	$13,593
'22	$11,660	$9,934	$12,670
'22	$12,321	$10,145	$13,423
'22	$12,020	$9,745	$13,136
'22	$11,578	$9,244	$12,609
'22	$11,905	$9,181	$12,943
'22	$12,216	$9,613	$13,250
'22	$12,083	$9,665	$13,149
'23	$12,548	$9,982	$13,643
'23	$12,369	$9,650	$13,516
'23	$12,548	$9,955	$13,642
'23	$12,621	$9,999	$13,755
'23	$12,481	$9,804	$13,688
'23	$12,663	$9,803	$13,873
'23	$12,825	$9,871	$14,059
'23	$12,859	$9,736	$14,103
'23	$12,720	$9,452	$13,991
'23	$12,517	$9,339	$13,852
'23	$13,055	$9,809	$14,432
'23	$13,506	$10,217	$14,937
'24	$13,497	$10,076	$14,970
'24	$13,532	$9,950	$15,025
'24	$13,656	$10,004	$15,175
'24	$13,536	$9,752	$15,054
'24	$13,686	$9,880	$15,218
'24	$13,813	$9,894	$15,355
'24	$14,010	$10,167	$15,635
'24	$14,204	$10,408	$15,874
'24	$14,380	$10,585	$16,121
'24	$14,328	$10,230	$16,081

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	14.47%	2.89%	3.66%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.47%	2.89%	3.66%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Cash Equivalents	4%
Exchange-Traded Funds	4%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.60% to 1.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-C

R-103421-1 (12/24)

DWS Global High Income Fund

Class R6: SGHRX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 15.73% for the period ended October 31, 2024. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 9.54% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 16.09%.

The Fund’s underperformance stemmed, in part, from its underweight in outperforming CCC and CC rated issues. On the other hand, an overweight and strong security selection in B rated issues contributed. The Fund also benefited from its positions in bonds that were upgraded to investment-grade status. The combination of an overweight in the United States and an underweight in Europe further benefited results.

Sector allocation detracted from performance, primarily due to underweights in retail, real estate, and information technology. On the other hand, overweights in the outperforming chemicals and cable/satellite sectors contributed. Security selection was a net contributor, led by the metals/mining and gaming industries.

At the individual security level, Teva Pharmaceutical Finance Netherlands BV (0.8%) was a top contributor. The bonds rose in price after the company made continued progress in addressing its legal liabilities, allowing it to focus on growth and deleveraging. HudBay Minerals, Inc. (0.2%), a beneficiary of rising copper prices, and TK Elevator,* which reported solid financial results, were further contributors of note.

On the other hand, the Fund’s positioning in the distressed networking infrastructure firm CommScope LLC/CommScope Technologies LLC (0.4%) detracted. The bonds gained after the company announced a $2.1 billion asset sale and preannounced strong earnings amid increasing signs of a cyclical recovery in broadband and data centers. An underweight in the distressed satellite TV provider Dish DBS Corp. / Dish Network Corp. (1.0%) — which moved higher on expectations the company would take a variety of steps favorable for bondholders — also detracted, as did an overweight in the Italian paper and packaging firm Pro-Gest SpA (0.1%).

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$15,000
$10,000
$5,000
$0
$14,788
$14,721
$9,996
11/1/16
'17
'18
'19
'20
'21
'22
'23
'24

	Class R6	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
11/1/16	$9,995	$9,603	$9,959
12/31/16	$10,141	$9,559	$10,156
1/31/17	$10,274	$9,666	$10,289
2/28/17	$10,424	$9,712	$10,441
3/31/17	$10,405	$9,727	$10,425
4/30/17	$10,524	$9,837	$10,543
5/31/17	$10,613	$9,989	$10,639
6/30/17	$10,627	$9,980	$10,648
7/31/17	$10,781	$10,148	$10,769
8/31/17	$10,795	$10,248	$10,773
9/30/17	$10,886	$10,156	$10,866
10/31/17	$10,914	$10,118	$10,924
11/30/17	$10,913	$10,230	$10,889
12/31/17	$10,927	$10,265	$10,920
1/31/18	$10,990	$10,388	$10,989
2/28/18	$10,877	$10,296	$10,896
3/31/18	$10,794	$10,405	$10,842
4/30/18	$10,872	$10,238	$10,919
5/31/18	$10,871	$10,161	$10,905
6/30/18	$10,887	$10,116	$10,930
7/31/18	$11,000	$10,099	$11,063
8/31/18	$11,114	$10,109	$11,134
9/30/18	$11,178	$10,022	$11,194
10/31/18	$10,979	$9,910	$11,027
11/30/18	$10,895	$9,941	$10,905
12/31/18	$10,665	$10,142	$10,704
1/31/19	$11,189	$10,297	$11,146
2/28/19	$11,390	$10,237	$11,344
3/31/19	$11,506	$10,366	$11,461
4/30/19	$11,640	$10,335	$11,625
5/31/19	$11,499	$10,475	$11,479
6/30/19	$11,842	$10,707	$11,760
7/31/19	$11,908	$10,677	$11,816
8/31/19	$12,010	$10,894	$11,868
9/30/19	$12,076	$10,784	$11,900
10/31/19	$12,125	$10,855	$11,915
11/30/19	$12,174	$10,773	$11,965
12/31/19	$12,348	$10,836	$12,204
1/31/20	$12,326	$10,974	$12,202
2/29/20	$12,105	$11,048	$12,006
3/31/20	$10,895	$10,801	$10,563
4/30/20	$11,342	$11,013	$11,034
5/31/20	$11,808	$11,061	$11,496
6/30/20	$11,803	$11,159	$11,622
7/31/20	$12,401	$11,515	$12,102
8/31/20	$12,488	$11,497	$12,235
9/30/20	$12,353	$11,456	$12,122
10/31/20	$12,440	$11,467	$12,171
11/30/20	$12,861	$11,676	$12,670
12/31/20	$13,042	$11,832	$12,882
1/31/21	$13,036	$11,728	$12,940
2/28/21	$13,051	$11,526	$12,994
3/31/21	$13,100	$11,305	$13,029
4/30/21	$13,226	$11,447	$13,161
5/31/21	$13,239	$11,555	$13,196
6/30/21	$13,405	$11,453	$13,355
7/31/21	$13,417	$11,605	$13,404
8/31/21	$13,485	$11,557	$13,474
9/30/21	$13,476	$11,352	$13,474
10/31/21	$13,429	$11,324	$13,436
11/30/21	$13,304	$11,291	$13,315
12/31/21	$13,569	$11,275	$13,539
1/31/22	$13,245	$11,044	$13,213
2/28/22	$13,139	$10,913	$13,038
3/31/22	$13,051	$10,581	$12,954
4/30/22	$12,604	$10,001	$12,516
5/31/22	$12,597	$10,028	$12,499
6/30/22	$11,703	$9,707	$11,651
7/31/22	$12,361	$9,913	$12,343
8/31/22	$12,089	$9,522	$12,079
9/30/22	$11,632	$9,033	$11,595
10/31/22	$11,973	$8,970	$11,902
11/30/22	$12,297	$9,393	$12,184
12/31/22	$12,196	$9,443	$12,091
1/31/23	$12,658	$9,753	$12,545
2/28/23	$12,485	$9,429	$12,429
3/31/23	$12,677	$9,727	$12,545
4/30/23	$12,763	$9,770	$12,649
5/31/23	$12,652	$9,579	$12,587
6/30/23	$12,827	$9,579	$12,757
7/31/23	$13,024	$9,645	$12,928
8/31/23	$13,048	$9,513	$12,969
9/30/23	$12,918	$9,235	$12,866
10/31/23	$12,720	$9,125	$12,738
11/30/23	$13,281	$9,585	$13,271
12/31/23	$13,756	$9,983	$13,736
1/31/24	$13,780	$9,845	$13,766
2/29/24	$13,805	$9,722	$13,816
3/31/24	$13,944	$9,775	$13,954
4/30/24	$13,833	$9,528	$13,843
5/31/24	$13,999	$9,653	$13,994
6/30/24	$14,142	$9,667	$14,120
7/31/24	$14,357	$9,934	$14,378
8/31/24	$14,569	$10,169	$14,597
9/30/24	$14,763	$10,342	$14,824
10/31/24	$14,721	$9,996	$14,788

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	15.73%	3.96%	4.95%
Bloomberg Global Aggregate Index	9.54%	-1.64%	-0.01%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	5.01%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Cash Equivalents	4%
Exchange-Traded Funds	4%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.55% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-R6

R-103421-1 (12/24)

DWS Global High Income Fund

Class S: SGHSX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.74%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 15.30% for the period ended October 31, 2024. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 9.54% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 16.09%.

The Fund’s underperformance stemmed, in part, from its underweight in outperforming CCC and CC rated issues. On the other hand, an overweight and strong security selection in B rated issues contributed. The Fund also benefited from its positions in bonds that were upgraded to investment-grade status. The combination of an overweight in the United States and an underweight in Europe further benefited results.

Sector allocation detracted from performance, primarily due to underweights in retail, real estate, and information technology. On the other hand, overweights in the outperforming chemicals and cable/satellite sectors contributed. Security selection was a net contributor, led by the metals/mining and gaming industries.

At the individual security level, Teva Pharmaceutical Finance Netherlands BV (0.8%) was a top contributor. The bonds rose in price after the company made continued progress in addressing its legal liabilities, allowing it to focus on growth and deleveraging. HudBay Minerals, Inc. (0.2%), a beneficiary of rising copper prices, and TK Elevator,* which reported solid financial results, were further contributors of note.

On the other hand, the Fund’s positioning in the distressed networking infrastructure firm CommScope LLC/CommScope Technologies LLC (0.4%) detracted. The bonds gained after the company announced a $2.1 billion asset sale and preannounced strong earnings amid increasing signs of a cyclical recovery in broadband and data centers. An underweight in the distressed satellite TV provider Dish DBS Corp. / Dish Network Corp. (1.0%) — which moved higher on expectations the company would take a variety of steps favorable for bondholders — also detracted, as did an overweight in the Italian paper and packaging firm Pro-Gest SpA (0.1%).

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$16,081
$15,720
$10,230
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'14	$10,000	$10,000	$10,000
'14	$9,961	$9,963	$9,953
'14	$9,844	$9,895	$9,824
'15	$9,903	$9,879	$9,901
'15	$10,107	$9,799	$10,130
'15	$10,093	$9,705	$10,089
'15	$10,209	$9,808	$10,198
'15	$10,224	$9,633	$10,224
'15	$10,063	$9,590	$10,063
'15	$10,061	$9,612	$10,025
'15	$9,896	$9,623	$9,857
'15	$9,639	$9,672	$9,598
'15	$9,947	$9,693	$9,859
'15	$9,853	$9,532	$9,681
'15	$9,659	$9,583	$9,444
'16	$9,576	$9,666	$9,303
'16	$9,615	$9,881	$9,339
'16	$9,888	$10,148	$9,760
'16	$10,213	$10,283	$10,127
'16	$10,260	$10,145	$10,191
'16	$10,276	$10,441	$10,285
'16	$10,542	$10,520	$10,546
'16	$10,777	$10,469	$10,778
'16	$10,790	$10,527	$10,829
'16	$10,820	$10,234	$10,875
'16	$10,752	$9,828	$10,830
'16	$10,925	$9,783	$11,044
'17	$11,068	$9,893	$11,189
'17	$11,229	$9,940	$11,354
'17	$11,209	$9,955	$11,337
'17	$11,336	$10,067	$11,465
'17	$11,432	$10,223	$11,569
'17	$11,447	$10,214	$11,580
'17	$11,610	$10,386	$11,711
'17	$11,641	$10,489	$11,715
'17	$11,720	$10,394	$11,816
'17	$11,750	$10,355	$11,879
'17	$11,748	$10,470	$11,842
'17	$11,763	$10,506	$11,875
'18	$11,829	$10,631	$11,950
'18	$11,708	$10,537	$11,849
'18	$11,619	$10,649	$11,790
'18	$11,702	$10,479	$11,874
'18	$11,701	$10,399	$11,859
'18	$11,717	$10,353	$11,886
'18	$11,854	$10,336	$12,031
'18	$11,957	$10,346	$12,108
'18	$12,026	$10,257	$12,173
'18	$11,812	$10,143	$11,992
'18	$11,722	$10,174	$11,859
'18	$11,479	$10,380	$11,640
'19	$12,055	$10,538	$12,121
'19	$12,251	$10,477	$12,336
'19	$12,375	$10,609	$12,463
'19	$12,516	$10,577	$12,642
'19	$12,366	$10,720	$12,483
'19	$12,731	$10,958	$12,788
'19	$12,819	$10,928	$12,850
'19	$12,927	$11,150	$12,906
'19	$12,978	$11,036	$12,941
'19	$13,028	$11,110	$12,957
'19	$13,079	$11,026	$13,011
'19	$13,283	$11,090	$13,271
'20	$13,239	$11,232	$13,270
'20	$13,024	$11,307	$13,056
'20	$11,715	$11,054	$11,487
'20	$12,190	$11,271	$11,999
'20	$12,686	$11,320	$12,501
'20	$12,679	$11,421	$12,639
'20	$13,335	$11,785	$13,161
'20	$13,407	$11,767	$13,305
'20	$13,263	$11,725	$13,182
'20	$13,375	$11,736	$13,235
'20	$13,822	$11,949	$13,779
'20	$13,994	$12,110	$14,009
'21	$13,987	$12,003	$14,072
'21	$14,022	$11,797	$14,130
'21	$14,053	$11,570	$14,169
'21	$14,187	$11,716	$14,312
'21	$14,220	$11,826	$14,351
'21	$14,375	$11,722	$14,523
'21	$14,409	$11,878	$14,576
'21	$14,482	$11,828	$14,652
'21	$14,451	$11,618	$14,652
'21	$14,421	$11,590	$14,611
'21	$14,267	$11,556	$14,480
'21	$14,548	$11,540	$14,723
'22	$14,203	$11,303	$14,368
'22	$14,089	$11,169	$14,178
'22	$13,996	$10,829	$14,087
'22	$13,520	$10,236	$13,611
'22	$13,512	$10,264	$13,593
'22	$12,540	$9,934	$12,670
'22	$13,260	$10,145	$13,423
'22	$12,948	$9,745	$13,136
'22	$12,463	$9,244	$12,609
'22	$12,846	$9,181	$12,943
'22	$13,168	$9,613	$13,250
'22	$13,059	$9,665	$13,149
'23	$13,572	$9,982	$13,643
'23	$13,388	$9,650	$13,516
'23	$13,591	$9,955	$13,642
'23	$13,659	$9,999	$13,755
'23	$13,541	$9,804	$13,688
'23	$13,749	$9,803	$13,873
'23	$13,935	$9,871	$14,059
'23	$13,982	$9,736	$14,103
'23	$13,844	$9,452	$13,991
'23	$13,634	$9,339	$13,852
'23	$14,229	$9,809	$14,432
'23	$14,731	$10,217	$14,937
'24	$14,733	$10,076	$14,970
'24	$14,782	$9,950	$15,025
'24	$14,905	$10,004	$15,175
'24	$14,810	$9,752	$15,054
'24	$14,985	$9,880	$15,218
'24	$15,135	$9,894	$15,355
'24	$15,362	$10,167	$15,635
'24	$15,585	$10,408	$15,874
'24	$15,790	$10,585	$16,121
'24	$15,720	$10,230	$16,081

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.30%	3.83%	4.63%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Cash Equivalents	4%
Exchange-Traded Funds	4%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.65% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-S

R-103421-1 (12/24)

DWS Global High Income Fund

Institutional Class: MGHYX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.67%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 15.46% for the period ended October 31, 2024. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 9.54% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 16.09%.

The Fund’s underperformance stemmed, in part, from its underweight in outperforming CCC and CC rated issues. On the other hand, an overweight and strong security selection in B rated issues contributed. The Fund also benefited from its positions in bonds that were upgraded to investment-grade status. The combination of an overweight in the United States and an underweight in Europe further benefited results.

Sector allocation detracted from performance, primarily due to underweights in retail, real estate, and information technology. On the other hand, overweights in the outperforming chemicals and cable/satellite sectors contributed. Security selection was a net contributor, led by the metals/mining and gaming industries.

At the individual security level, Teva Pharmaceutical Finance Netherlands BV (0.8%) was a top contributor. The bonds rose in price after the company made continued progress in addressing its legal liabilities, allowing it to focus on growth and deleveraging. HudBay Minerals, Inc. (0.2%), a beneficiary of rising copper prices, and TK Elevator,* which reported solid financial results, were further contributors of note.

On the other hand, the Fund’s positioning in the distressed networking infrastructure firm CommScope LLC/CommScope Technologies LLC (0.4%) detracted. The bonds gained after the company announced a $2.1 billion asset sale and preannounced strong earnings amid increasing signs of a cyclical recovery in broadband and data centers. An underweight in the distressed satellite TV provider Dish DBS Corp. / Dish Network Corp. (1.0%) — which moved higher on expectations the company would take a variety of steps favorable for bondholders — also detracted, as did an overweight in the Italian paper and packaging firm Pro-Gest SpA (0.1%).

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2024.

* Not held at October 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$1,625,000
$1,300,000
$975,000
$650,000
$325,000
$0
$1,608,101
$1,583,711
$1,022,991
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Institutional Class	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$997,603	$996,349	$995,346
'14	$985,826	$989,489	$982,396
'15	$990,349	$987,924	$990,144
'15	$1,011,022	$979,924	$1,013,036
'15	$1,011,081	$970,479	$1,008,858
'15	$1,021,274	$980,800	$1,019,813
'15	$1,024,322	$963,264	$1,022,419
'15	$1,008,033	$959,045	$1,006,315
'15	$1,007,876	$961,194	$1,002,509
'15	$991,251	$962,312	$985,734
'15	$965,314	$967,216	$959,789
'15	$996,432	$969,259	$985,932
'15	$986,974	$953,212	$968,060
'15	$967,421	$958,279	$944,374
'16	$957,531	$966,583	$930,284
'16	$963,101	$988,107	$933,942
'16	$990,700	$1,014,808	$975,965
'16	$1,022,004	$1,028,306	$1,012,668
'16	$1,026,796	$1,014,511	$1,019,105
'16	$1,030,014	$1,044,137	$1,028,535
'16	$1,055,402	$1,052,008	$1,054,589
'16	$1,079,212	$1,046,898	$1,077,844
'16	$1,082,169	$1,052,662	$1,082,923
'16	$1,083,643	$1,023,445	$1,087,460
'16	$1,078,463	$982,782	$1,082,956
'16	$1,094,369	$978,267	$1,104,397
'17	$1,110,471	$989,296	$1,118,850
'17	$1,126,746	$993,971	$1,135,398
'17	$1,123,144	$995,498	$1,133,726
'17	$1,136,020	$1,006,719	$1,146,464
'17	$1,147,427	$1,022,298	$1,156,922
'17	$1,147,253	$1,021,401	$1,157,969
'17	$1,163,754	$1,038,574	$1,171,074
'17	$1,166,908	$1,048,863	$1,171,517
'17	$1,174,932	$1,039,415	$1,181,625
'17	$1,179,644	$1,035,482	$1,187,920
'17	$1,177,717	$1,046,981	$1,184,156
'17	$1,179,251	$1,050,609	$1,187,506
'18	$1,185,972	$1,063,129	$1,195,033
'18	$1,173,682	$1,053,695	$1,184,899
'18	$1,164,699	$1,064,910	$1,179,014
'18	$1,174,858	$1,047,853	$1,187,407
'18	$1,172,984	$1,039,905	$1,185,867
'18	$1,174,622	$1,035,281	$1,188,586
'18	$1,188,607	$1,033,553	$1,203,075
'18	$1,199,043	$1,034,637	$1,210,764
'18	$1,205,975	$1,025,718	$1,217,257
'18	$1,186,195	$1,014,260	$1,199,180
'18	$1,177,075	$1,017,432	$1,185,874
'18	$1,152,521	$1,038,002	$1,163,983
'19	$1,208,970	$1,053,806	$1,212,056
'19	$1,228,794	$1,047,740	$1,233,613
'19	$1,241,300	$1,060,857	$1,246,281
'19	$1,255,672	$1,057,716	$1,264,173
'19	$1,242,328	$1,072,039	$1,248,286
'19	$1,277,405	$1,095,808	$1,278,804
'19	$1,286,296	$1,092,763	$1,284,953
'19	$1,297,247	$1,114,984	$1,290,577
'19	$1,302,459	$1,103,643	$1,294,073
'19	$1,307,621	$1,110,992	$1,295,672
'19	$1,312,884	$1,102,568	$1,301,144
'19	$1,333,531	$1,108,998	$1,327,122
'20	$1,329,134	$1,123,154	$1,326,950
'20	$1,307,289	$1,130,708	$1,305,582
'20	$1,174,714	$1,105,373	$1,148,697
'20	$1,224,832	$1,127,075	$1,199,863
'20	$1,273,105	$1,132,019	$1,250,107
'20	$1,274,457	$1,142,076	$1,263,859
'20	$1,338,956	$1,178,501	$1,316,092
'20	$1,346,245	$1,176,704	$1,330,489
'20	$1,333,611	$1,172,472	$1,318,168
'20	$1,342,968	$1,173,593	$1,323,534
'20	$1,388,285	$1,194,932	$1,377,855
'20	$1,405,755	$1,210,983	$1,400,889
'21	$1,405,075	$1,200,318	$1,407,203
'21	$1,408,638	$1,179,657	$1,413,028
'21	$1,411,804	$1,156,964	$1,416,894
'21	$1,425,392	$1,171,580	$1,431,248
'21	$1,428,724	$1,182,583	$1,435,058
'21	$1,444,477	$1,172,150	$1,452,280
'21	$1,447,853	$1,187,752	$1,457,633
'21	$1,453,205	$1,182,813	$1,465,236
'21	$1,452,231	$1,161,796	$1,465,226
'21	$1,449,165	$1,158,988	$1,461,132
'21	$1,433,573	$1,155,598	$1,448,001
'21	$1,462,040	$1,153,985	$1,472,283
'22	$1,429,193	$1,130,336	$1,436,839
'22	$1,415,548	$1,116,901	$1,417,840
'22	$1,406,104	$1,082,888	$1,408,740
'22	$1,360,028	$1,023,558	$1,361,071
'22	$1,357,030	$1,026,352	$1,359,260
'22	$1,260,714	$993,419	$1,267,001
'22	$1,333,662	$1,014,538	$1,342,283
'22	$1,302,105	$974,503	$1,313,586
'22	$1,252,874	$924,433	$1,260,904
'22	$1,291,749	$918,075	$1,294,270
'22	$1,324,422	$961,281	$1,324,976
'22	$1,313,343	$966,479	$1,314,875
'23	$1,365,343	$998,208	$1,364,253
'23	$1,346,718	$965,023	$1,351,562
'23	$1,365,040	$995,539	$1,364,234
'23	$1,374,172	$999,932	$1,375,485
'23	$1,362,233	$980,386	$1,368,751
'23	$1,383,292	$980,309	$1,387,288
'23	$1,402,165	$987,098	$1,405,914
'23	$1,404,637	$973,594	$1,410,299
'23	$1,390,571	$945,152	$1,399,081
'23	$1,371,649	$933,855	$1,385,187
'23	$1,429,624	$980,946	$1,443,212
'23	$1,483,041	$1,021,715	$1,493,736
'24	$1,483,149	$1,007,617	$1,496,987
'24	$1,485,767	$994,954	$1,502,455
'24	$1,500,675	$1,000,432	$1,517,489
'24	$1,491,136	$975,184	$1,505,406
'24	$1,508,927	$987,964	$1,521,828
'24	$1,521,698	$989,382	$1,535,491
'24	$1,547,239	$1,016,703	$1,563,507
'24	$1,567,483	$1,040,758	$1,587,367
'24	$1,588,245	$1,058,470	$1,612,056
'24	$1,583,711	$1,022,991	$1,608,101

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	15.46%	3.91%	4.71%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Cash Equivalents	4%
Exchange-Traded Funds	4%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.60% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-I

R-103421-1 (12/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS global high income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$101,431	$0	$5,969	$0
2023	$97,311	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$560,206	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$560,206	$0	$566,175
2023	$5,969	$539,907	$0	$545,876

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024
Annual Financial Statements and Other Information
DWS Global High Income Fund

Contents
3	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
27	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
44	Tax Information
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global High Income Fund

Investment Portfolioas of October 31, 2024

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 90.9%
Communication Services 17.0%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	310,000	333,830
REG S, 3.0%, 1/15/2028	EUR	335,000	305,637
144A, 5.0%, 1/15/2028		300,000	253,694
144A, 5.75%, 8/15/2029		950,000	779,119
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	830,769
144A, 5.125%, 1/15/2029		954,000	714,494
144A, 5.5%, 1/15/2028		595,000	461,721
144A, 8.125%, 2/1/2027		475,000	393,435
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		645,000	598,790
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	687,717
144A, 4.75%, 3/1/2030		650,000	591,285
144A, 5.0%, 2/1/2028		2,600,000	2,516,433
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		455,000	404,955
CommScope LLC, 144A, 6.0%, 3/1/2026		290,000	283,100
CommScope Technologies LLC, 144A, 6.0%, 6/15/2025		1,005,000	984,900
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		725,000	687,921
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,560,000	1,889,617
144A, 5.0%, 11/15/2031		1,570,000	767,330
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		682,000	656,648
144A, 8.875%, 2/1/2030		460,000	454,020
DISH DBS Corp.:
144A, 5.75%, 12/1/2028		2,060,000	1,799,845
7.75%, 7/1/2026		455,000	384,879
DISH Network Corp., 144A, 11.75%, 11/15/2027		700,000	736,834
eDreams ODIGEO SA, REG S, 5.5%, 7/15/2027	EUR	680,000	748,849
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,145,000	1,125,598
5.875%, 11/1/2029		1,005,000	981,948
Hughes Satellite Systems Corp., 6.625%, 8/1/2026		540,000	467,158
iHeartCommunications, Inc., 6.375%, 5/1/2026 (b)		345,000	291,910
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	3

	Principal Amount ($)(a)		Value ($)
Iliad Holding SASU:
REG S, 5.625%, 10/15/2028	EUR	2,755,000	3,046,977
144A, 6.875%, 4/15/2031	EUR	200,000	231,435
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029 (b)		200,000	168,034
144A, 6.75%, 10/15/2027		529,000	495,842
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		1,185,000	985,031
144A, 10.75%, 12/15/2030		960,000	1,072,673
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		645,000	565,096
144A, 5.0%, 12/15/2027		1,035,000	1,010,534
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	942,263
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		778,000	796,888
Optics Bidco SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,866,316
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,060,000	1,016,800
144A, 5.0%, 8/1/2027		615,000	602,677
Summer BC Holdco B SARL, REG S, 5.75%, 10/31/2026	EUR	685,000	742,482
TEGNA, Inc., 4.625%, 3/15/2028		1,065,000	1,000,056
Telecom Italia Capital SA, 6.375%, 11/15/2033		888,000	897,417
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	350,799
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,556,088
Univision Communications, Inc., 144A, 8.0%, 8/15/2028		1,365,000	1,387,177
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		737,000	633,565
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,567,675
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		810,000	698,763
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,864,950
Windstream Services LLC:
144A, 7.75%, 8/15/2028		815,000	819,510
144A, 8.25%, 10/1/2031		301,000	304,763
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		590,000	525,105
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	755,000	734,987
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,067,980
144A, 4.875%, 1/15/2030		525,000	486,798
			51,571,117
Consumer Discretionary 15.9%
1011778 BC ULC, 144A, 4.0%, 10/15/2030		3,425,000	3,093,288
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	400,000	425,201
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
AccorInvest Group SA, 144A, 6.375%, 10/15/2029	EUR	550,000	621,672
Affinity Interactive, 144A, 6.875%, 12/15/2027		455,000	372,602
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	866,937
AMC Entertainment Holdings, Inc., 144A, 7.5%, 2/15/2029		205,000	176,855
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		325,000	294,046
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,212,432
Benteler International AG, REG S, 9.375%, 5/15/2028	EUR	515,000	579,312
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,308,598
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		746,000	696,234
Carnival Corp., 144A, 5.75%, 3/1/2027		2,285,000	2,291,844
Carvana Co., 144A, 14.0%, 6/1/2031, PIK		1,195,500	1,425,309
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		1,005,000	1,014,583
Dana Financing Luxembourg SARL:
REG S, 3.0%, 7/15/2029	EUR	215,000	214,156
REG S, 8.5%, 7/15/2031	EUR	710,000	827,348
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029 (c)		1,034,000	1,034,000
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,380,000	1,593,607
International Game Technology PLC:
REG S, 3.5%, 6/15/2026	EUR	200,000	217,195
144A, 4.125%, 4/15/2026		2,415,000	2,380,281
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027		1,935,000	1,870,751
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		1,180,000	1,079,746
Macy’s Retail Holdings LLC:
4.5%, 12/15/2034		325,000	271,439
144A, 5.875%, 3/15/2030		3,000	2,901
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		555,000	532,154
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		1,810,000	1,789,825
144A, 5.375%, 12/4/2029		495,000	452,205
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		860,000	811,873
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	910,000	1,050,605
NCL Corp. Ltd., 144A, 5.875%, 3/15/2026		1,915,000	1,912,905
Newell Brands, Inc., 5.7%, 4/1/2026		786,000	787,755
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		910,000	818,102
PetSmart, Inc., 144A, 7.75%, 2/15/2029		970,000	941,474
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,779,000	1,704,346
144A, 9.75%, 4/15/2029		800,000	865,200
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		1,505,000	1,492,433
Royal Caribbean Cruises Ltd., 144A, 4.25%, 7/1/2026		340,000	333,521
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	5

	Principal Amount ($)(a)		Value ($)
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		851,000	867,915
Staples, Inc., 144A, 10.75%, 9/1/2029		903,000	873,186
Tenneco, Inc., 144A, 8.0%, 11/17/2028		470,000	435,221
TopBuild Corp., 144A, 4.125%, 2/15/2032		530,000	472,495
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		815,000	821,887
TUI Cruises GmbH, REG S, 6.5%, 5/15/2026	EUR	1,320,554	1,456,686
Wayfair LLC, 144A, 7.25%, 10/31/2029		1,077,000	1,089,829
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		1,470,000	1,547,047
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,485,000	1,467,907
REG S, 5.5%, 10/1/2027		310,000	300,391
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	637,093
REG S, 3.0%, 10/23/2029	EUR	800,000	776,653
			48,109,045
Consumer Staples 2.2%
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032		296,000	309,395
Lamb Weston Holdings, Inc., 144A, 4.375%, 1/31/2032		690,000	632,120
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		515,000	477,059
TreeHouse Foods, Inc., 4.0%, 9/1/2028		460,000	419,182
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		795,000	785,306
United Natural Foods, Inc., 144A, 6.75%, 10/15/2028 (b)		440,000	424,600
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	735,000	755,364
3.6%, 11/20/2025	GBP	2,300,000	2,885,608
			6,688,634
Energy 12.9%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,481,000	1,491,268
Antero Midstream Partners LP, 144A, 6.625%, 2/1/2032		790,000	798,775
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		605,000	584,454
144A, 6.625%, 10/15/2032		253,000	250,602
144A, 8.25%, 12/31/2028		1,330,000	1,357,080
Buckeye Partners LP:
3.95%, 12/1/2026		945,000	908,528
144A, 6.875%, 7/1/2029		970,000	985,950
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,010,000	1,043,805
144A, 8.625%, 11/1/2030		270,000	283,653
144A, 8.75%, 7/1/2031		335,000	350,866
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global High Income Fund

	Principal Amount ($)(a)	Value ($)
CNX Resources Corp., 144A, 6.0%, 1/15/2029	630,000	624,642
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031	345,000	354,140
EQM Midstream Partners LP, 144A, 4.75%, 1/15/2031	1,015,000	964,876
Global Partners LP, 144A, 8.25%, 1/15/2032	760,000	775,554
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	529,000	531,736
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	300,000	303,479
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,535,000	1,433,304
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	647,000	660,088
144A, 8.875%, 7/15/2028	670,000	706,893
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	1,645,000	1,690,925
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	792,000	782,477
Matador Resources Co.:
144A, 6.5%, 4/15/2032	130,000	128,748
144A, 6.875%, 4/15/2028	250,000	254,519
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	1,408,000	1,379,553
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028	655,000	623,113
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026 (b)	370,000	342,739
144A, 6.75%, 9/15/2025	270,000	269,484
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	790,000	795,101
144A, 8.375%, 2/15/2032	630,000	634,940
NuStar Logistics LP, 6.375%, 10/1/2030	1,725,000	1,744,468
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	650,000	646,865
144A, 6.25%, 2/1/2033	396,000	393,147
144A, 7.0%, 1/15/2032	500,000	510,047
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	945,000	965,022
SM Energy Co., 144A, 7.0%, 8/1/2032	692,000	686,389
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,056,000	1,091,021
Sunoco LP:
4.5%, 4/30/2030	2,080,000	1,952,028
144A, 7.25%, 5/1/2032	310,000	322,718
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029	625,000	627,058
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	558,231	572,993
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	680,000	699,651
Transocean, Inc., 144A, 8.75%, 2/15/2030	722,500	748,625
Venture Global LNG, Inc.:
144A, 8.375%, 6/1/2031	280,000	290,832
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
144A, 9.0%, Perpetual		1,292,000	1,291,903
144A, 9.5%, 2/1/2029		210,000	232,114
144A, 9.875%, 2/1/2032		1,090,000	1,189,764
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (b)		1,625,000	1,561,653
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		2,069,000	2,138,726
			38,976,316
Financials 2.4%
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	815,000	896,658
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		900,000	897,804
FirstCash, Inc., 144A, 4.625%, 9/1/2028		705,000	667,764
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		745,000	736,216
144A, 12.0%, 10/1/2028		285,000	307,929
Icahn Enterprises LP, 5.25%, 5/15/2027		515,000	479,780
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		1,350,000	1,351,721
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		1,295,000	1,241,242
144A, (REIT), 6.0%, 4/15/2030		283,000	277,403
144A, (REIT), 7.25%, 4/1/2029		320,000	327,453
			7,183,970
Health Care 6.3%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		470,000	469,137
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		490,000	445,625
Bausch Health Companies, Inc.:
144A, 4.875%, 6/1/2028		195,000	150,678
144A, 5.0%, 1/30/2028		185,000	118,400
144A, 5.5%, 11/1/2025		453,000	444,565
144A, 6.125%, 2/1/2027		1,870,000	1,687,956
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,100,000	1,186,630
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	740,000	785,600
144A, 3.125%, 2/15/2029		630,000	611,627
144A, 5.0%, 7/15/2027		605,000	601,202
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,167,557
144A, 5.25%, 5/15/2030		300,000	261,820
144A, 6.875%, 4/1/2028		925,000	767,501
Embecta Corp., 144A, 5.0%, 2/15/2030		930,000	841,806
Endo Finance Holdings, Inc., 144A, 8.5%, 4/15/2031 (b)		680,000	727,071
Gruenenthal GmbH, REG S, 3.625%, 11/15/2026	EUR	720,000	780,940
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		640,000	585,598
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,464,337
RAY Financing LLC, 144A, 6.5%, 7/15/2031	EUR	550,000	619,202
Star Parent, Inc., 144A, 9.0%, 10/1/2030		365,000	379,601
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032 (b)		270,000	277,237
Tenet Healthcare Corp., 6.875%, 11/15/2031		2,000,000	2,144,794
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	975,000	1,056,494
7.375%, 9/15/2029	EUR	390,000	478,198
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		860,000	961,846
			19,015,422
Industrials 11.3%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		250,000	232,981
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		820,000	768,608
144A, 6.0%, 6/1/2029		385,000	352,275
144A, 9.75%, 7/15/2027		320,000	320,771
American Airlines, Inc., 144A, 5.5%, 4/20/2026		1,207,500	1,203,871
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028		950,000	999,579
Assemblin Caverion Group AB, REG S, 6.25%, 7/1/2030	EUR	540,000	604,830
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,284,332
Block, Inc., 3.5%, 6/1/2031		2,480,000	2,198,404
Boels Topholding BV, REG S, 6.25%, 2/15/2029	EUR	825,000	935,174
Brightline East LLC, 144A, 11.0%, 1/31/2030		270,000	243,830
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		800,000	806,446
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		155,000	155,715
Cornerstone Building Brands, Inc.:
144A, 6.125%, 1/15/2029		190,000	169,817
144A, 9.5%, 8/15/2029		530,000	545,613
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	470,000	536,815
REG S, 6.375%, 12/15/2030	EUR	720,000	822,355
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	1,350,000	1,386,777
Enviri Corp., 144A, 5.75%, 7/31/2027		885,000	852,981
Garda World Security Corp.:
144A, 4.625%, 2/15/2027		1,095,000	1,066,179
144A, 8.25%, 8/1/2032		320,000	318,342
144A, 8.375%, 11/15/2032		623,000	622,948
144A, 9.5%, 11/1/2027		565,000	565,456
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,201,113
144A, 5.125%, 12/15/2026		790,000	782,154
144A, 6.75%, 1/15/2031		1,280,000	1,317,910
Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/1/2029		382,000	358,949
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		830,000	853,953
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,529,794
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	790,222
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,795,000	1,677,479
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		535,000	497,883
Paprec Holding SA, REG S, 3.5%, 7/1/2028	EUR	700,000	747,339
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,252,012
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029 (b)		500,000	539,256
Stena International SA, 144A, 7.25%, 1/15/2031		1,800,000	1,868,645
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		695,000	716,049
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,657,569
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		370,000	316,718
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		940,000	959,433
			34,060,577
Information Technology 2.5%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		455,000	441,737
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,315,000	1,351,620
144A, 9.0%, 9/30/2029		1,745,000	1,744,841
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		569,000	574,485
144A, 8.625%, 5/15/2032		660,000	680,864
144A, 9.0%, 5/15/2028		550,000	568,719
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		850,000	766,813
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		290,000	269,663
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025		1,090,000	1,069,177
			7,467,919
Materials 12.5%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		1,340,000	1,267,787
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		920,000	959,244
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	900,000	850,641
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		1,055,000	917,850
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		425,000	472,914
Ashland Services BV, REG S, 2.0%, 1/30/2028	EUR	1,780,000	1,811,117
Avient Corp., 144A, 6.25%, 11/1/2031		755,000	757,208
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		450,000	413,884
Azelis Finance NV, 144A, 4.75%, 9/25/2029	EUR	500,000	554,752
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		840,000	897,098
Chemours Co., 144A, 5.75%, 11/15/2028		2,020,000	1,864,602
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		395,000	366,888
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031 (b)		260,000	239,919
144A, 6.875%, 11/1/2029		313,000	314,214
Commercial Metals Co., 3.875%, 2/15/2031		870,000	781,027
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	449,349
144A, 5.625%, 10/15/2028		900,000	733,437
Constellium SE, REG S, 5.375%, 8/15/2032	EUR	315,000	340,071
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		845,000	813,998
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		320,000	317,850
144A, 9.375%, 3/1/2029		300,000	318,946
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		570,000	518,903
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		1,250,000	1,234,393
Kleopatra Finco SARL, REG S, 4.25%, 3/1/2026	EUR	490,000	501,769
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	204,000	220,099
REG S, 9.5%, 3/15/2029	EUR	894,000	1,059,837
LABL, Inc., 144A, 8.25%, 11/1/2029		1,090,000	960,214
Lenzing AG, REG S, 5.75%, Perpetual	EUR	400,000	426,724
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		580,000	591,323
Mativ Holdings, Inc., 144A, 8.0%, 10/1/2029		680,000	691,938
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,230,000	1,243,946
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		1,215,000	1,279,124
Novelis Corp., 144A, 3.25%, 11/15/2026		650,000	625,377
Novelis Sheet Ingot GmbH, REG S, 3.375%, 4/15/2029	EUR	1,520,000	1,577,559
OI European Group BV, REG S, 6.25%, 5/15/2028	EUR	550,000	617,730
Olin Corp., 5.0%, 2/1/2030		2,665,000	2,543,541
Olympus Water U.S. Holding Corp.:
144A, 5.375%, 10/1/2029	EUR	150,000	155,032
REG S, 5.375%, 10/1/2029	EUR	885,000	914,687
144A, 7.25%, 6/15/2031		740,000	759,247
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	258,001
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,045,000	2,019,992
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,720,000	1,636,223
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		745,000	769,840
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	444,383
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		870,000	815,051
WEPA Hygieneprodukte GmbH, REG S, 2.875%, 12/15/2027	EUR	550,000	581,604
			37,889,333
Real Estate 2.1%
Iron Mountain U.K. PLC, REG S, 3.875%, 11/15/2025	GBP	1,865,000	2,374,368
MPT Operating Partnership LP, (REIT), 3.325%, 3/24/2025	EUR	1,560,000	1,648,529
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026		529,000	512,355
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		1,200,000	1,103,083
144A, (REIT), 6.5%, 2/15/2029		415,000	357,278
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		475,000	445,860
			6,441,473
Utilities 5.8%
AmeriGas Partners LP, 5.75%, 5/20/2027		780,000	752,283
Calpine Corp., 144A, 4.5%, 2/15/2028		1,580,000	1,521,782
Edison International, 8.125%, 6/15/2053		1,630,000	1,710,113
EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	918,039
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,407,234
144A, 9.125%, Perpetual		620,000	702,234
Ferrellgas LP, 144A, 5.875%, 4/1/2029		365,000	340,672
Lightning Power LLC, 144A, 7.25%, 8/15/2032		2,000,000	2,080,682
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,580,000	1,398,848
144A, 3.875%, 2/15/2032		570,000	506,199
144A, 6.25%, 11/1/2034		1,216,000	1,214,720
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	605,334
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,220,000	1,138,303
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		270,177	269,151
Veolia Environnement SA, REG S, 2.5%, Perpetual	EUR	500,000	507,925
Vistra Corp., 144A, 7.0%, Perpetual		1,460,000	1,472,333
			17,545,852
Total Corporate Bonds (Cost $274,440,941)			274,949,658
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

	Principal Amount ($)(a)	Value ($)
Convertible Bonds 1.0%
Utilities
NextEra Energy Partners LP, 144A, 2.5%, 6/15/2026 (Cost $3,090,996)	3,275,000	3,067,175
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.917% (e), 12/24/2024	400,000	397,303
4.998% (e), 11/21/2024	400,000	398,975
Total Government & Agency Obligations (Cost 795,994)		796,278
Loan Participations and Assignments 0.9%
Senior Loans (f)
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 9.656%, 10/31/2027	503,274	457,979
Asurion LLC, Second Lien Term Loan B3, 1/31/2028 (g)	640,000	618,627
McAfee LLC, Term Loan B, 3/1/2029 (g)	1,075,000	1,075,075
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.785%, 6/30/2028	645,000	613,324
Total Loan Participations and Assignments (Cost $2,751,006)		2,765,005

	Shares	Value ($)
Exchange-Traded Funds 3.5%
iShares Broad USD High Yield Corporate Bond ETF	125,463	4,658,441
iShares EUR High Yield Corp. Bond UCITS ETF	59,898	6,039,522
Total Exchange-Traded Funds (Cost $10,694,085)		10,697,963
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	2,464
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	21,362
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

	Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (i) (j) (Cost $2,618,062)	2,618,062	2,618,062
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 4.86% (i) (Cost $13,287,462)	13,287,462	13,287,462

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $307,917,829)	101.9	308,205,429
Other Assets and Liabilities, Net	(1.9)	(5,888,474)
Net Assets	100.0	302,316,955
A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2024 are as follows:
Value ($) at 10/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (i) (j)
17,037,814	—	14,419,752 (k)	—	—	78,149	—	2,618,062	2,618,062
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 4.86% (i)
3,080,849	245,696,809	235,490,196	—	—	340,585	—	13,287,462	13,287,462
20,118,663	245,696,809	249,909,948	—	—	418,734	—	15,905,524	15,905,524

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2024 amounted to $2,529,787, which is 0.8% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

(f)
Variable or floating rate security. These securities are shown at their current rate as of
October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	All or a portion of the security represents unsettled loan commitments at October 31, 2024 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

At October 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	3,710,964	USD	4,823,863	11/29/2024	38,962	State Street Bank and Trust δ
GBP	522,100	USD	678,011	11/29/2024	4,818	State Street Bank and Trust δ
Total unrealized appreciation					43,780

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	51,160,976	USD	55,346,046	11/29/2024	(370,112)	State Street Bank and Trust δ
EUR	1,902,894	USD	2,057,786	11/29/2024	(14,535)	State Street Bank and Trust δ
EUR	1,921,273	USD	2,087,055	11/29/2024	(5,281)	State Street Bank and Trust δ
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	903,794	USD	983,093	11/29/2024	(1,172)	BNP Paribas SA
EUR	625,190	USD	679,477	11/29/2024	(1,377)	State Street Bank and Trust δ
Total unrealized depreciation					(392,477)

δ	U.S Treasury Notes with a value of $1,548,042 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$274,949,658	$—	$274,949,658
Convertible Bonds	—	3,067,175	—	3,067,175
Government & Agency Obligations	—	796,278	—	796,278
Loan Participations and Assignments	—	2,765,005	—	2,765,005
Exchange-Traded Funds	4,658,441	6,039,522	—	10,697,963
Common Stocks	2,464	—	—	2,464
Warrants	—	—	21,362	21,362
Short-Term Investments (a)	15,905,524	—	—	15,905,524
Derivatives (b)
Forward Foreign Currency Contracts	—	43,780	—	43,780
Total	$20,566,429	$287,661,418	$21,362	$308,249,209

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(392,477)	$—	$(392,477)
Total	$—	$(392,477)	$—	$(392,477)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

Statement of Assets and Liabilities
as of October 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $292,012,305) — including $2,529,787 of securities loaned	$292,299,905
Investment in DWS Government & Agency Securities Portfolio (cost $2,618,062)*	2,618,062
Investment in DWS Central Cash Management Government Fund (cost $13,287,462)	13,287,462
Foreign currency, at value (cost $200,250)	200,145
Receivable for investments sold	2,765,136
Receivable for Fund shares sold	375,145
Interest receivable	4,249,163
Affiliated securities lending income receivable	3,532
Unrealized appreciation on forward foreign currency contracts	43,780
Foreign taxes recoverable	6,802
Other assets	53,992
Total assets	315,903,124
Liabilities
Payable upon return of securities loaned	2,618,062
Payable for investments purchased	8,434,314
Payable for investments purchased — when-issued securities	1,034,000
Payable for Fund shares redeemed	516,119
Unrealized depreciation on forward foreign currency contracts	392,477
Distributions payable	193,713
Accrued management fee	103,148
Accrued Trustees' fees	3,975
Other accrued expenses and payables	290,361
Total liabilities	13,586,169
Net assets, at value	$302,316,955
Net Assets Consist of
Distributable earnings (loss)	(39,247,938)
Paid-in capital	341,564,893
Net assets, at value	$302,316,955
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

Statement of Assets and Liabilities as of October 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($30,518,854 ÷ 4,914,925 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.21
Maximum offering price per share (100 ÷ 95.50 of $6.21)	$6.50
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,214,998 ÷ 835,017 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.25
Class R6
Net Asset Value, offering and redemption price per share ($2,553,613 ÷ 412,156 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.20
Class S
Net Asset Value, offering and redemption price per share ($127,897,737 ÷ 20,448,719 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.25
Institutional Class
Net Asset Value, offering and redemption price per share ($136,131,753 ÷ 21,960,854 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.20
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

Statement of Operations
for the year ended October 31, 2024

Investment Income
Income:
Interest	$20,565,088
Dividends	621,780
Income distributions — DWS Central Cash Management Government Fund	340,585
Affiliated securities lending income	78,149
Total income	21,605,602
Expenses:
Management fee	1,271,107
Administration fee	308,244
Services to shareholders	425,505
Distribution and service fees	138,345
Custodian fee	13,391
Professional fees	118,092
Reports to shareholders	42,667
Registration fees	89,536
Trustees' fees and expenses	14,563
Other	34,295
Total expenses before expense reductions	2,455,745
Expense reductions	(87,411)
Total expenses after expense reductions	2,368,334
Net investment income	19,237,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,896,145)
Forward foreign currency contracts	(385,011)
Foreign currency	3,107
(7,278,049)
Change in net unrealized appreciation (depreciation) on:
Investments	33,641,780
Forward foreign currency contracts	(167,296)
Foreign currency	6,368
33,480,852
Net gain (loss)	26,202,803
Net increase (decrease) in net assets resulting from operations	$45,440,071
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$19,237,268	$19,860,507
Net realized gain (loss)	(7,278,049)	(14,488,694)
Change in net unrealized appreciation (depreciation)	33,480,852	16,378,616
Net increase (decrease) in net assets resulting from operations	45,440,071	21,750,429
Distributions to shareholders:
Class A	(1,720,929)	(2,377,522)
Class C	(299,163)	(766,526)
Class R6	(117,392)	(114,404)
Class S	(7,892,257)	(11,389,213)
Institutional Class	(8,079,845)	(12,899,567)
Return of capital distributions to shareholders:
Class A	(121,682)	—
Class C	(21,153)	—
Class R6	(8,301)	—
Class S	(558,041)	—
Institutional Class	(571,306)	—
Total distributions	(19,390,069)	(27,547,232)
Fund share transactions:
Proceeds from shares sold	165,387,365	258,516,969
Reinvestment of distributions	16,959,869	23,091,078
Payments for shares redeemed	(210,027,038)	(343,401,101)
Net increase (decrease) in net assets from Fund share transactions	(27,679,804)	(61,793,054)
Increase (decrease) in net assets	(1,629,802)	(67,589,857)
Net assets at beginning of period	303,946,757	371,536,614
Net assets at end of period	$302,316,955	$303,946,757

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

Financial Highlights
DWS Global High Income Fund — Class A
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.72	$5.85	$6.92	$6.71	$6.88
Income (loss) from investment operations:
Net investment income[a]	.36	.33	.29	.29	.31
Net realized and unrealized gain (loss)	.49	(.01 )[b]	(1.04)	.22	(.15 )
Total from investment operations	.85	.32	(.75 )	.51	.16
Less distributions from:
Net investment income	(.34 )	(.33 )	(.29 )	(.30 )	(.29 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )
Return of capital	(.02 )	—	—	—	(.02 )
Total distributions	(.36 )	(.45 )	(.32 )	(.30 )	(.33 )
Net asset value, end of period	$6.21	$5.72	$5.85	$6.92	$6.71
Total Return (%)[c,d]	15.12	5.65	(11.06)	7.63	2.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	27	28	35	32
Ratio of expenses before expense reductions (%)	.97	.97	.94	.92	.94
Ratio of expenses after expense reductions (%)	.94	.85	.85	.85	.85
Ratio of net investment income (%)	5.85	5.69	4.55	4.15	4.50
Portfolio turnover rate (%)	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

DWS Global High Income Fund — Class C
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.75	$5.87	$6.95	$6.74	$6.91
Income (loss) from investment operations:
Net investment income[a]	.31	.29	.24	.24	.26
Net realized and unrealized gain (loss)	.51	(.00 )b*	(1.04)	.22	(.15 )
Total from investment operations	.82	.29	(.80 )	.46	.11
Less distributions from:
Net investment income	(.30 )	(.29 )	(.25 )	(.25 )	(.25 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )
Return of capital	(.02 )	—	—	—	(.01 )
Total distributions	(.32 )	(.41 )	(.28 )	(.25 )	(.28 )
Net asset value, end of period	$6.25	$5.75	$5.87	$6.95	$6.74
Total Return (%)[c,d]	14.47	5.13	(11.79)	6.81	1.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	7	13	19	22
Ratio of expenses before expense reductions (%)	1.70	1.70	1.67	1.67	1.67
Ratio of expenses after expense reductions (%)	1.67	1.60	1.60	1.60	1.60
Ratio of net investment income (%)	5.14	4.93	3.78	3.41	3.75
Portfolio turnover rate (%)	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

DWS Global High Income Fund — Class R6
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.70	$5.82	$6.89	$6.68	$6.86
Income (loss) from investment operations:
Net investment income[a]	.38	.35	.31	.31	.33
Net realized and unrealized gain (loss)	.50	(.00 )b*	(1.04)	.22	(.16 )
Total from investment operations	.88	.35	(.73 )	.53	.17
Less distributions from:
Net investment income	(.35 )	(.35 )	(.31 )	(.32 )	(.31 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )
Return of capital	(.03 )	—	—	—	(.02 )
Total distributions	(.38 )	(.47 )	(.34 )	(.32 )	(.35 )
Net asset value, end of period	$6.20	$5.70	$5.82	$6.89	$6.68
Total Return (%)[c]	15.73	6.24	(10.84)	7.95	2.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	1	1	2	3
Ratio of expenses before expense reductions (%)	.62	.63	.58	.60	1.06
Ratio of expenses after expense reductions (%)	.61	.55	.55	.55	.55
Ratio of net investment income (%)	6.19	6.01	4.85	4.48	4.80
Portfolio turnover rate (%)	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

DWS Global High Income Fund — Class S
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.76	$5.88	$6.96	$6.75	$6.92
Income (loss) from investment operations:
Net investment income[a]	.37	.35	.30	.30	.32
Net realized and unrealized gain (loss)	.50	.00 *	(1.04)	.22	(.15 )
Total from investment operations	.87	.35	(.74 )	.52	.17
Less distributions from:
Net investment income	(.35 )	(.35 )	(.31 )	(.31 )	(.30 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )
Return of capital	(.03 )	—	—	—	(.02 )
Total distributions	(.38 )	(.47 )	(.34 )	(.31 )	(.34 )
Net asset value, end of period	$6.25	$5.76	$5.88	$6.96	$6.75
Total Return (%)[b]	15.30	6.13	(10.92)	7.82	2.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	128	135	147	210	239
Ratio of expenses before expense reductions (%)	.77	.76	.74	.74	.74
Ratio of expenses after expense reductions (%)	.74	.65	.65	.65	.65
Ratio of net investment income (%)	6.06	5.90	4.73	4.35	4.70
Portfolio turnover rate (%)	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	25

DWS Global High Income Fund — Institutional Class
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.71	$5.83	$6.90	$6.69	$6.86
Income (loss) from investment operations:
Net investment income[a]	.37	.35	.30	.30	.32
Net realized and unrealized gain (loss)	.50	.00 *	(1.03)	.22	(.15 )
Total from investment operations	.87	.35	(.73 )	.52	.17
Less distributions from:
Net investment income	(.35 )	(.35 )	(.31 )	(.31 )	(.30 )
Net realized gains	—	(.12 )	(.03 )	—	(.02 )
Return of capital	(.03 )	—	—	—	(.02 )
Total distributions	(.38 )	(.47 )	(.34 )	(.31 )	(.34 )
Net asset value, end of period	$6.20	$5.71	$5.83	$6.90	$6.69
Total Return (%)[b]	15.46	6.19	(10.86)	7.91	2.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	133	183	379	317
Ratio of expenses before expense reductions (%)	.69	.70	.67	.67	.68
Ratio of expenses after expense reductions (%)	.67	.60	.60	.60	.60
Ratio of net investment income (%)	6.13	5.94	4.75	4.40	4.74
Portfolio turnover rate (%)	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global High Income Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Global High Income Fund	|	27

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on

28	|	DWS Global High Income Fund

the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange

DWS Global High Income Fund	|	29

rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of October 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment

30	|	DWS Global High Income Fund

to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $38,881,945, including short-term losses ($5,644,825) and long-term losses ($33,237,120), which may be applied against realized net taxable capital gains indefinitely.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive

DWS Global High Income Fund	|	31

foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(38,881,945)
Net unrealized appreciation (depreciation) on investments	$(147,985)
At October 31, 2024, the aggregate cost of investments for federal income tax purposes was $308,353,414. The net unrealized depreciation for all investments based on tax cost was $147,985. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,755,568 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $5,903,553.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2024	2023
Distributions from ordinary income*	$18,109,586	$27,547,232
Return of capital distributions	$1,280,483	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest

32	|	DWS Global High Income Fund

income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended October 31, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of October 31, 2024, is included in the table following the Fund’s Investment Portfolio. For the year ended October 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $46,406,000 to $66,655,000.
The following tables summarize the value of the Fund’s derivative instruments held as of October 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$43,780
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

DWS Global High Income Fund	|	33

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(392,477)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended October 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(385,011)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$(167,296)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of October 31, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

34	|	DWS Global High Income Fund

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$43,780	$(43,780)	$—	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas SA	$1,172	$—	$—	$1,172
State Street Bank and Trust	391,305	(43,780)	—	347,525
	$392,477	$(43,780)	$—	$348,697
C.
Purchases and Sales of Securities
During the year ended October 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $354,411,867 and $391,394,851, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from November 1, 2023 through January 31, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS Global High Income Fund	|	35

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.85%
Class C	1.60%
Class R6	.55%
Class S	.65%
Institutional Class	.60%
For the period from February 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.04%
Class C	1.79%
Class R6	.79%
Class S	.79%
Institutional Class	.79%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.78%
Institutional Class	.78%

36	|	DWS Global High Income Fund

For the year ended October 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$8,918
Class C	2,385
Class R6	298
Class S	40,924
Institutional Class	34,886
$87,411
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2024, the Administration Fee was $308,244, of which $25,013 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
Class A	$6,390	$962
Class C	425	69
Class R6	427	80
Class S	44,578	7,492
Institutional Class	1,019	174
	$52,839	$8,777
In addition, for the year ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Global High Income Fund	|	37

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$33,051
Class C	5,969
Class S	186,681
Institutional Class	128,039
$353,740
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024
Class C	$46,313	$3,354
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annual Rate
Class A	$76,610	$13,512.25%
Class C	15,422	2,203.25%
	$92,032	$15,715
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2024 aggregated $3,708.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2024, the CDSC

38	|	DWS Global High Income Fund

for Class C shares aggregated $616. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2024, DDI received $228 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,125, of which $316 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended October 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $5,501.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt

DWS Global High Income Fund	|	39

securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,435,036	$57,645,272	26,990,447	$158,784,546
Class C	93,653	573,031	92,950	552,483
Class R6	196,289	1,190,884	89,613	526,858
Class S	5,939,123	36,529,586	3,262,150	19,278,772
Institutional Class	11,418,983	69,448,592	13,528,430	79,374,310
		$165,387,365		$258,516,969
Shares issued to shareholders in reinvestment of distributions
Class A	268,265	$1,639,212	365,572	$2,138,244
Class C	51,628	316,618	126,585	744,286
Class R6	17,029	103,909	14,690	85,643
Class S	1,195,938	7,350,215	1,679,530	9,888,435
Institutional Class	1,238,400	7,549,915	1,753,328	10,234,470
		$16,959,869		$23,091,078

40	|	DWS Global High Income Fund

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(9,497,266)	$(58,232,399)	(27,380,079)	$(161,497,414)
Class C	(594,366)	(3,621,418)	(1,065,411)	(6,281,084)
Class R6	(44,171)	(267,675)	(86,350)	(502,629)
Class S	(10,191,700)	(62,730,125)	(6,411,867)	(37,939,019)
Institutional Class	(13,992,895)	(85,175,421)	(23,424,181)	(137,180,955)
		$(210,027,038)		$(343,401,101)
Net increase (decrease)
Class A	206,035	$1,052,085	(24,060)	$(574,624)
Class C	(449,085)	(2,731,769)	(845,876)	(4,984,315)
Class R6	169,147	1,027,118	17,953	109,872
Class S	(3,056,639)	(18,850,324)	(1,470,187)	(8,771,812)
Institutional Class	(1,335,512)	(8,176,914)	(8,142,423)	(47,572,175)
		$(27,679,804)		$(61,793,054)

DWS Global High Income Fund	|	41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS Global High Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Global High Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

42	|	DWS Global High Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2024

DWS Global High Income Fund	|	43

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

44	|	DWS Global High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Global High Income Fund	|	45

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

46	|	DWS Global High Income Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS Global High Income Fund	|	47

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGHIF-BFE2024

48	|	DWS Global High Income Fund

DGHIF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2024